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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Loch Capital Management LLC
                 ------------------------------------
   Address:      30 Federal Street, Boston, MA  02110
                 ------------------------------------

Form 13F File Number: 28-11100
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Matthews
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   617-289-7604
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ David Matthews               Boston, MA      May 13, 2010
   -------------------------------    -----------------   ------------
            [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 40
                                        --------------------

Form 13F Information Table Value Total: 327,173
                                        --------------------
                                            (thousands)

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                           FORM 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6 COLUMN 7              COLUMN 8

                                           Value    Shares/   Sh/ Put/ Invstmt   Other           Voting Authority
NAME OF ISSUER  TITLE OF CLASS CUSIP      (x1000)   Prn amt   Prn Call Discretn  Mangers  Sole         Shared        None
Acme Packet     Common Stock   004764106  3,352.41   173,880. Sh       Sole                 173,880.         0           0
Activision Inc. Common Stock   00507V109  6,360.73   525,100. Sh       Sole                 525,100.         0           0
Adobe Systems
 Incorporated   Common Stock   00724F101  2,716.42    76,800. Sh       Sole                  76,800.         0           0
Adtran Inc.     Common Stock   00738A106  1,981.52    75,200. Sh       Sole                  75,200.         0           0
Agilent
 Technologies
 Inc.           Common Stock   00846U101  7,173.75   208,600. Sh       Sole                 208,600.         0           0
American Tower
 Corp.          Common Stock   029912201  6,817.60   160,000. Sh       Sole                 160,000.         0           0
Analog Devices
 Inc            Common Stock   032654105  5,372.05   186,400. Sh       Sole                 186,400.         0           0
Apple Computer
 Inc            Common Stock   037833100 23,194.50    98,700. Sh       Sole                  98,700.         0           0
Atmel Corp.     Common Stock   049513104  4,452.84   883,500. Sh       Sole                 883,500.         0           0
Bmc Software
 Inc.           Common Stock   055921100  7,638.00   201,000. Sh       Sole                 201,000.         0           0
Brocade
 Communications
 Systems Inc.   Common Stock   111621306  6,943.93 1,216,100. Sh       Sole               1,216,100.         0           0
Cablevision
 Systems
 Corporation    Common Stock   12686C109  4,574.53   189,500. Sh       Sole                 189,500.         0           0
Ciena Corp.     Common Stock   171779309 16,563.20 1,085,400. Sh       Sole               1,085,400.         0           0
Cisco Systems
 Inc.           Common Stock   17275R102 19,436.60   746,700. Sh       Sole                 746,700.         0           0
Comcast
 Corporation    Common Stock   20030N101  8,735.24   463,900. Sh       Sole                 463,900.         0           0
Corning Inc.    Common Stock   219350105  8,100.17   400,800. Sh       Sole                 400,800.         0           0
Crown Castle
 International
 Corp.          Common Stock   228227104 12,669.42   331,400. Sh       Sole                 331,400.         0           0
Google  Inc.    Common Stock   38259P508 20,203.65    35,625. Sh       Sole                  35,625.         0           0
Hewlett-Packard
 Company        Common Stock   428236103 12,973.94   243,800. Sh       Sole                 243,800.         0           0
Intel
 Corporation    Common Stock   458140100 22,731.34 1,019,800. Sh       Sole               1,019,800.         0           0
JDS Uniphase
 Corp.          Common Stock   46612J507  3,578.22   285,800. Sh       Sole                 285,800.         0           0
Linear
 Technology
 Corp.          Common Stock   535678106  5,813.85   205,800. Sh       Sole                 205,800.         0           0
Maxim
 Integrated
 Products Inc.  Common Stock   57772K101 11,645.25   600,580. Sh       Sole                 600,580.         0           0
Mcafee Inc.     Common Stock   579064106  1,272.12    31,700. Sh       Sole                  31,700.         0           0
Metropcs
 Communications
 Inc.           Common Stock   591708102  4,975.12   702,700. Sh       Sole                 702,700.         0           0
Microsoft Corp  Common Stock   594918104 20,791.20   709,900. Sh       Sole                 709,900.         0           0
Motorola Inc.   Common Stock   620076109  4,569.27   650,893. Sh       Sole                 650,893.         0           0
Netapp Inc.     Common Stock   64110D104  6,963.56   214,000. Sh       Sole                 214,000.         0           0
News
 Corporation    Common Stock   65248E104 12,228.41   837,200. Sh       Sole                 837,200.         0           0
Oracle
 Corporation    Common Stock   68389X105  8,677.13   337,500. Sh       Sole                 337,500.         0           0
Qlogic
 Corporation    Common Stock   747277101  1,902.11    93,700. Sh       Sole                  93,700.         0           0
Sap Ag          ADRS           803054204  9,658.09   200,500. Sh       Sole                 200,500.         0           0
Sandisk
 Corporation    Common Stock   80004C101  4,602.33   132,900. Sh       Sole                 132,900.         0           0
Teradyne Inc.   Common Stock   880770102  6,012.81   538,300. Sh       Sole                 538,300.         0           0
The Directv
 Group Inc.     Common Stock   25490A101  2,474.89    73,200. Sh       Sole                  73,200.         0           0
The Walt Disney
 Company        Common Stock   254687106  1,567.46    44,900. Sh       Sole                  44,900.         0           0
Verigy Ltd.     Common Stock   Y93691106  1,457.87   130,400. Sh       Sole                 130,400.         0           0
Viacom Inc.     Common Stock   92553P201  8,168.69   237,600. Sh       Sole                 237,600.         0           0
Virage Logic
 Corporation    Common Stock   92763R104  1,297.53   165,080. Sh       Sole                 165,080.         0           0
Virgin Media
 Inc.           Common Stock   92769L101  7,525.36   436,000. Sh       Sole                 436,000.         0           0